Related Parties - Transactions with Trip.com and its Subsidiaries (Detail) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Balance Outstanding
Trade payables	$ 83,901	$ 91,237
Trip.com and its Subsidiaries [Member]
Balance Outstanding
Trade and other receivables	6,379	2,762
Trade payables	1,853	5,965
Advance to suppliers	$ 65	$ 171